Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2022 CNY (¥) shares		Aug. 31, 2022 USD ($) shares	Aug. 31, 2021 CNY (¥) shares		Aug. 31, 2020 CNY (¥) shares
Share capital
Statement [Line Items]
Balance		¥ 8			¥ 8		¥ 8
Balance (in Shares) | shares		118,957,153		118,957,153	120,015,542		120,585,274
Cumulative-effect adjustment upon adoption of ASC Topic
Loss of control over Affected Entities
Acquisition of additional interest in subsidiaries of non-controlling interests
Net (loss)/income for the year
Balance (in Dollars)		¥ 8			¥ 8		¥ 8
Balance (in Shares) | shares		118,669,795			118,957,153		120,015,542
Acquisition of subsidiaries
Capital injection
Foreign currency translation adjustment
Repurchase of ordinary shares	[1]
Repurchase of ordinary shares (in Shares) | shares	[1]
Cancellation of treasury stock	[1]		[2]			[2]
Cancellation of treasury stock (in Shares) | shares	[1]	(287,358)		(287,358)	(1,058,389)		(569,732)
Share-based compensation
Provision for statutory reserves
Distribution of dividends to shareholders	[3]
Distribution of dividends to shareholders (in Shares) | shares	[3]
Distribution of dividends to non-controlling interest shareholders	[4]
Distribution of dividends to non-controlling interest shareholders (in Shares) | shares	[4]
Disposal of a subsidiary
Balance		¥ 8		$ 1	¥ 8		¥ 8
Balance (in Shares) | shares		118,669,795		118,669,795	118,957,153		120,015,542
Additional paid-in capital
Statement [Line Items]
Balance		¥ 1,727,020			¥ 1,854,262		¥ 2,105,189
Cumulative-effect adjustment upon adoption of ASC Topic
Loss of control over Affected Entities					(10,235)
Acquisition of additional interest in subsidiaries of non-controlling interests		(24,601)			(1,690)
Net (loss)/income for the year
Balance (in Dollars)		1,693,358			1,727,020		1,854,262
Acquisition of subsidiaries
Capital injection		1,000
Foreign currency translation adjustment
Repurchase of ordinary shares	[1]	(9,245)			(24,628)		(56,058)
Cancellation of treasury stock	[1]		[2]			[2]
Share-based compensation		(816)			1,865		(10,631)
Provision for statutory reserves
Distribution of dividends to shareholders	[3]				(92,554)		(184,238)	[1]
Distribution of dividends to non-controlling interest shareholders	[4]
Disposal of a subsidiary
Balance		1,693,358		$ 245,806	1,727,020		1,854,262
Statutory reserves
Statement [Line Items]
Balance		2,531			65,567		64,945
Cumulative-effect adjustment upon adoption of ASC Topic
Loss of control over Affected Entities					(64,945)
Acquisition of additional interest in subsidiaries of non-controlling interests
Net (loss)/income for the year
Balance (in Dollars)		14,872			2,531		65,567
Acquisition of subsidiaries
Capital injection
Foreign currency translation adjustment
Repurchase of ordinary shares	[1]
Cancellation of treasury stock	[1]
Share-based compensation
Provision for statutory reserves		12,341			1,909		622
Distribution of dividends to shareholders	[3]
Distribution of dividends to non-controlling interest shareholders	[4]
Disposal of a subsidiary
Balance		14,872		2,159	2,531		65,567
Retained earnings
Statement [Line Items]
Balance		648,944			632,722		472,339
Cumulative-effect adjustment upon adoption of ASC Topic					(4,244)
Loss of control over Affected Entities					75,180
Acquisition of additional interest in subsidiaries of non-controlling interests
Net (loss)/income for the year		(709,340)			(52,805)		161,005
Balance (in Dollars)		(72,737)			648,944		632,722
Acquisition of subsidiaries
Capital injection
Foreign currency translation adjustment
Repurchase of ordinary shares	[1]
Cancellation of treasury stock	[1]
Share-based compensation
Provision for statutory reserves		(12,341)			(1,909)		(622)
Distribution of dividends to shareholders	[3]
Distribution of dividends to non-controlling interest shareholders	[4]
Disposal of a subsidiary
Balance		(72,737)		(10,558)	648,944		632,722
Accumulated other comprehensive income
Statement [Line Items]
Balance		168,324			185,371		78,955
Cumulative-effect adjustment upon adoption of ASC Topic
Loss of control over Affected Entities
Acquisition of additional interest in subsidiaries of non-controlling interests
Net (loss)/income for the year
Balance (in Dollars)		34,401			168,324		185,371
Acquisition of subsidiaries
Capital injection
Foreign currency translation adjustment		(133,923)			(17,047)		106,416
Repurchase of ordinary shares	[1]
Cancellation of treasury stock	[1]
Share-based compensation
Provision for statutory reserves
Distribution of dividends to shareholders	[3]
Distribution of dividends to non-controlling interest shareholders	[4]
Disposal of a subsidiary
Balance		34,401		4,994	168,324		185,371
Total Bright Scholar Education Holdings Limited shareholders’ equity
Statement [Line Items]
Balance		2,546,827			2,737,930		2,721,436
Cumulative-effect adjustment upon adoption of ASC Topic					(4,244)
Loss of control over Affected Entities
Acquisition of additional interest in subsidiaries of non-controlling interests		(24,601)			(1,690)
Net (loss)/income for the year		(709,340)			(52,805)		161,005
Balance (in Dollars)		1,669,902			2,546,827		2,737,930
Acquisition of subsidiaries
Capital injection		1,000
Foreign currency translation adjustment		(133,923)			(17,047)		106,416
Repurchase of ordinary shares	[1]	(9,245)			(24,628)		(56,058)
Cancellation of treasury stock	[1]
Share-based compensation		(816)			1,865		(10,631)
Provision for statutory reserves
Distribution of dividends to shareholders	[3]				(92,554)		(184,238)
Distribution of dividends to non-controlling interest shareholders	[4]
Disposal of a subsidiary
Balance		1,669,902		242,402	2,546,827		2,737,930
Non-controlling interests
Statement [Line Items]
Balance		260,049			386,451		361,832
Cumulative-effect adjustment upon adoption of ASC Topic
Loss of control over Affected Entities
Acquisition of additional interest in subsidiaries of non-controlling interests		(18,981)			(14,980)
Net (loss)/income for the year		5,803			(112,998)		3,169
Balance (in Dollars)		225,641			260,049		386,451
Acquisition of subsidiaries					18,012		27,583
Capital injection		6,160			1,370		2,650
Foreign currency translation adjustment		83			(109)		(29)
Repurchase of ordinary shares	[1]
Cancellation of treasury stock	[1]
Share-based compensation
Provision for statutory reserves
Distribution of dividends to shareholders	[3]
Distribution of dividends to non-controlling interest shareholders	[4]	(27,473)			(17,697)		(3,104)
Disposal of a subsidiary							(5,650)
Balance		225,641		32,754	260,049		386,451
Balance		2,806,876			3,124,381		3,083,268
Cumulative-effect adjustment upon adoption of ASC Topic					(4,244)
Loss of control over Affected Entities
Acquisition of additional interest in subsidiaries of non-controlling interests		(43,582)			(16,670)
Net (loss)/income for the year		(703,537)		(102,125)	(165,803)		164,174
Balance (in Dollars)		1,895,543			2,806,876		3,124,381
Acquisition of subsidiaries					18,012		27,583
Capital injection		7,160			1,370		2,650
Foreign currency translation adjustment		(133,840)		(19,428)	(17,156)		106,387
Repurchase of ordinary shares	[1]	(9,245)			(24,628)		(56,058)
Cancellation of treasury stock	[1]
Share-based compensation		(816)			1,865		(10,631)
Provision for statutory reserves
Distribution of dividends to shareholders	[3]				(92,554)		(184,238)
Distribution of dividends to non-controlling interest shareholders	[4]	(27,473)			(17,697)		(3,104)
Disposal of a subsidiary							(5,650)
Balance		¥ 1,895,543		$ 275,156	¥ 2,806,876		¥ 3,124,381

[1]	The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired ordinary shares is recorded as treasury stock. During the years ended August 31, 2020, 2021 and 2022, the Group repurchased a total of 1,096,312, 560,436 and 258,731 ordinary shares from the market for a cash consideration of RMB 56,058, RMB 24,628, and RMB 9,245, respectively. Total of 569,732 ordinary shares, 1,058,389 ordinary shares and 287,358 ordinary shares have been cancelled by the Group during the years ended August 31, 2020, 2021 and 2022, respectively. As of August 31, 2022, the number of treasury stock is nil.
[2]	The amount is less than RMB one thousand.
[3]	Board of directors (the “Board”) has approved and declared a cash dividend of US$0.12, US$0.12 and US$0.12 per ordinary shares in September 2019, July 2020 and July 2021, respectively. The total amount of cash dividends distributed is US$26,000 (equivalents to RMB 184,238) and US$14,326 (equivalents to RMB 92,554) during the years ended August 31, 2020 and 2021, respectively. The cash dividend has been fully paid as of August 31, 2020 and 2021, respectively.
[4]	The Company has distributed a cash dividend of RMB 3,104, RMB 17,697 and RMB 27,473 to the non-controlling interest shareholders during the years ended August 31, 2020, 2021 and 2022, respectively. The cash dividend has been fully paid as of August 31, 2020, 2021 and 2022, respectively.